FEDERAL INCOME TAXES	12 Months Ended
Aug. 31, 2014
Notes to Financial Statements
NOTE 10 - FEDERAL INCOME TAXES

Total income tax benefit is less than the amount computed by multiplying the loss before income taxes by the statutory federal income tax rate. The reasons for the difference and the related tax effects for the fiscal years ended August 31, 2014 and 2013.

	2014	2013
Tax benefit at stautory rales of 34%	$678,476	$11,142
Non-Deductible expenses	(154,318)	-
Change in valuation allowance	(524,158)	(11,142)
Net income tax benefit	$-	$-

The components of the deferred tax assets are as follows:

	2014	2013
Deferred tax assets
Net operating loss carryforward	$(995,432)	$(20,661)
Deferred amortization	450,613	-
Total deferred tax asset	(544,819)	(20,661)
Less: valuation allowance	544,819	20,661
	$-	$-

The Company has no deferred tax liabilities.

At August 31, 2014, the Company had a federal income tax net operating loss carry forwards of approximately $2,928,000 to offset future taxable income, which begins to expire in 2034, therefore, there was no income tax expense or payable as of August 31, 2014.